Derivatives and Hedging Activities	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging Activities

Note 12. Derivatives and Hedging Activities

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company’s exposure in currencies other than the U.S. dollar. The Company is primarily exposed to foreign exchange risk with respect to recognized assets and liabilities and forecasted transactions denominated in the New Israeli Shekel (“NIS”), the Euro and the Japanese Yen. Gains and losses on the hedging instruments offset losses and gains on the hedged items.

The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
		December 31,	December 31,	December 31,	December 31,
	Balance sheet location	2019	2018	2019	2018
		(U.S. $ in thousands)
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$63	$374	$11,001	$34,695
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	315	—	25,045	—
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(388)	(196)	92,929	54,425
Liability derivatives -Foreign exchange contracts, designated as cash flow hedge	Accrued expenses and other current liabilities	(326)	(628)	45,262	41,303
		$(336)	$(450)	$174,237	$130,423

Foreign exchange contracts not designated as hedging instruments

As of December 31, 2019, the notional amounts of the Company’s outstanding exchange forward contracts, not designated as hedging instruments, were $103.9 million and were used to reduce foreign currency exposures of the Euro, New Israeli Shekel (the “NIS”), Japanese Yen, Korean Won and Chinese Yuan. With respect to such derivatives, gain of $2.9 million and gain of $2.0 million were recognized under financial income, net for the years ended December 31, 2019 and 2018, respectively. Such gains partially offset the revaluation losses of the balance sheet items, which are also recognized under financial income, net.

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STRATASYS LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Cash Flow Hedging—Hedges of Forecasted Foreign Currency Payroll

As of December 31, 2019 and 2018, the Company had in effect foreign exchange forward contracts for the conversion of $25.0 million and $41.3 million, respectively, into NIS. These foreign exchange forward contracts were designated as cash flow hedge for accounting purposes. The Company uses short-term cash flow hedge contracts to reduce its exposure to variability in expected future cash flows resulting mainly from payroll costs denominated in New Israeli Shekels. The changes in fair value of those contracts are included in the Company’s accumulated other comprehensive loss. These contracts mature through December 2020.

Cash Flow Hedging—Hedges of Forecasted Foreign Currency Revenue

We transact business in U.S. Dollars and in various other currencies. We may use foreign exchange or forward contracts to hedge certain cash flow exposures resulting from changes in these foreign currency exchange rates. These foreign exchange contracts, carried at fair value, have maturities of up to twelve months. We enter into these foreign exchange contracts to hedge a portion of our forecasted foreign currency denominated revenue in the normal course of business and accordingly, they are not speculative in nature.

As of December 31, 2019, the Company had in effect foreign exchange forward contracts, designated as cash flow hedge for accounting purposes, for the conversion of Euro 40.0 million in USD.

To receive hedge accounting treatment, all hedging relationships are formally documented at the inception of the hedge, and the hedges must be highly effective in offsetting changes to future cash flows on hedged transactions. We record changes in fair value of these cash flow hedges in accumulated other comprehensive income (loss) in our consolidated balance sheets, until the forecasted transaction occurs. When the forecasted transaction occurs, we reclassify the related gain or loss to revenue. In the event the underlying forecasted transaction does not occur, or it becomes probable that it will not occur, we reclassify the gain or loss on the related cash flow hedge from accumulated other comprehensive income (loss) to the same income statement line item as the hedged item. If we do not elect hedge accounting, or the contract does not qualify for hedge accounting treatment, the changes in fair value from period to period are recorded under financial income.

	Cost of sales		Research and development, net		Selling, general and administrative		Financial income, net		Other comprehensive income
	December 31,		December 31,		December 31,		December 31,		December 31,
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
	(U.S. $ in thousands)
Line items in which effects of hedges are recorded	$322,388	$338,013	$94,253	$98,964	$231,138	$235,107	$(4,555)	$(633)	$37	$(730)

Foreign exchange contracts designated as hedging instrument	(24)	12	(382)	303	(525)	542	—	—	617	(957)
Foreign exchange contracts not designated as hedging instrument	—	—	—	—	—	—	(2,868)	(1,956)	—	—
	$322,364	$338,025	$93,871	$99,267	$230,613	$235,649	$(7,423)	$(2,589)	$654	$(1,687)